Share capital and reserves (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Share Capital And Reserves [Abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	December 31, 2021		December 31, 2020
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Outstanding - beginning of year	2,050,000	$1.20	1,300,000	$1.03
Granted	730,000	1.67	900,000	1.37
Exercised	(449,500)	1.20	(150,000)	0.77
Outstanding - end of period	2,330,500	$1.34	2,050,000	$1.20

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
Number of options outstanding	Weighted average exercise price	Weighted average remaining contractual life (years)	Number of options Outstanding and exercisable	Weighted average exercise price	Weighted average remaining contractual life (years)
275,000	1.10	1.28	275,000	1.10	1.28
250,000	1.20	0.64	250,000	1.20	0.64
500,000	1.00	2.39	500,000	1.00	2.39
100,000	1.38	0.39	100,000	1.38	0.39
30,000	1.50	1.40	30,000	1.50	1.40
550,000	1.50	1.92	550,000	1.50	1.92
275,500	2.00	2.05	275,500	2.00	2.05
350,000	1.35	2.52	350,000	1.35	2.52
2,330,500	$1.34	1.84	2,330,500	$1.34	1.84

Disclosure of changes in warrants outstanding and weighted average exercise price [Table Text Block]
	December 31, 2021		December 31, 2020
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Outstanding - beginning of year	$1,624,293	$1.18	2,456,415	$1.23
Granted	1,501,985	2.01	2,737,664	1.49
Exercised	(865,458)	1.51	(2,820,836)	0.83
Expired	(201,350)	1.50	(748,950)	1.60
Outstanding - end of period	2,059,470	$1.62	1,624,293	$1.18

Disclosure of number of warrants outstanding, exercise price and expiry date [Table Text Block]
Outstanding warrants		Expiry Date	Exercise price
11,000		April 24, 2024	$0.55
520,000		April 24, 2024	$0.55
37,500	*	January 13, 2022	$1.50
12,500	*	January 13, 2022	$1.50
49,500		November 2, 2022	$1.75
250,000		January 27, 2023	$2.50
878,970		September 14, 2023	$2.00
300,000		November 8, 2023	$1.75
2,059,470